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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                            Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                             Pioneer High Yield Fund
                   Schedule of Investments  1/31/08 (unaudited)

Principal  Floating
Amount     Rate (c)                                                   Value
                 CONVERTIBLE CORPORATE BONDS - 13.9 %
                 Energy - 0.9 %
                 Oil & Gas Exploration & Production - 0.9 %
25,770,000       McMoran Exploration, 6.0%, 7/2/08               $29,667,713
                 Total Energy                                    $29,667,713
                 Materials - 0.8 %
                 Gold - 0.8 %
31,210,000       Coeur D'Alene Mines Corp., 1.25%, 1/15/24       $27,932,950
                 Total Materials                                 $27,932,950
                 Capital Goods - 2.4 %
                 Construction & Farm Machinery & Heavy Trucks - 0.9 %
31,350,000       Wabash National Corp., 3.25%, 8/1/08            $30,605,438
                 Electrical Component & Equipment - 0.9 %
45,287,000       Roper Industries, Inc., 1.4813%, 1/15/34        $31,757,509
                 Trading Companies & Distributors - 0.6 %
23,455,000       Wesco Distribution, Inc., 1.75%, 11/15/26       $20,024,706
                 Total Capital Goods                             $82,387,653
                 Consumer Services - 0.6 %
                 Casinos & Gaming - 0.6 %
23,845,000       Shuffle Master, 1.25%, 4/15/24                  $21,430,694
                 Total Consumer Services                         $21,430,694
                 Media - 2.4 %
                 Advertising - 2.4 %
81,344,000       Interpublic Group Co., 4.25%, 3/15/23 (144A)    $82,462,480
                 Total Media                                     $82,462,480
                 Retailing - 1.1 %
                 Automotive Retail - 1.1 %
39,982,000       Sonic Automotive, Inc., 5.25%, 5/7/09           $39,182,360
                 Total Retailing                                 $39,182,360
                 Health Care Equipment & Services - 0.5 %
                 Health Care Services - 0.5 %
22,595,000       Omnicare, Inc., 3.25%, 12/15/35                 $15,788,256
                 Health Care Supplies - 0.0 %
1,240,000        Inverness Medical Innovation, 3.0%, 5/15/16 (144$ 1,475,600
                 Total Health Care Equipment & Services          $17,263,856
                 Pharmaceuticals & Biotechnology - 2.5 %
                 Biotechnology - 1.4 %
15,400,000       Biomarin Pharmaceuticals, 1.875%, 4/23/17       $30,030,000
21,255,000       Mannkind Corp., 3.75%, 12/15/13                  17,163,413
                                                                 $47,193,413
                 Life Sciences Tools & Services - 0.4 %
15,560,000       Diversa Corp., 5.5%, 4/1/27 (144A)              $12,468,228
                 Pharmaceuticals - 0.7 %
36,200,000       Epix Medical, 3.0%, 6/15/24 (144A)              $24,254,000
                 Total Pharmaceuticals & Biotechnology           $83,915,641
                 Diversified Financials - 0.1 %
                 Consumer Finance - 0.1 %
4,100,000        Dollar Financial, 2.875%, 6/30/27 (144A)        $ 3,700,250
                 Total Diversified Financials                    $ 3,700,250
                 Real Estate - 1.6 %
                 Office Real Estate Investment Trusts - 0.5 %
17,600,000       Alexandria Real, 3.7%, 1/15/27 (144A)           $17,336,000
                 Retail Real Estate Investment Trusts - 1.1 %
48,800,000       General Growth Properties, 3.98%, 4/15/27 (144A)$38,857,000
                 Total Real Estate                               $56,193,000
                 Software & Services - 0.1 %
                 Systems Software - 0.1 %
2,730,000        Macrovision Corp., 2.625%, 8/15/11              $ 2,504,774
                 Total Software & Services                       $ 2,504,774
                 Technology Hardware & Equipment - 0.8 %
                 Electronic Equipment & Instruments - 0.7 %
16,800,000       Newport Corp., 2.5%, 2/15/12 (144A)             $13,986,000
8,000,000        Vishay Intertechnology, 3.625%, 8/1/23            7,970,000
                                                                 $21,956,000
                 Technology Distributors - 0.1 %
3,250,000        Anixter Intl, Inc., 1.0%, 2/15/13 (144A)        $ 4,038,125
                 Total Technology Hardware & Equipment           $25,994,125
                 TOTAL CONVERTIBLE CORPORATE BONDS               $472,635,496
                 (Cost  $514,316,471)

                 CORPORATE BONDS - 58.3 %
                 Energy - 6.2 %
                 Coal & Consumable Fuels - 0.8 %
27,740,000       Massey Energy Co., 6.875%, 12/15/13             $26,422,350
                 Oil & Gas Equipment & Services - 0.2 %
6,600,000        Complete Production Service, 8.0%, 12/15/16     $ 6,402,000
                 Oil & Gas Exploration & Production - 0.8 %
12,825,000       Hilcorp Energy, 7.75%,11/1/15 (144A)            $12,279,938
2,700,000        Hilcorp Energy, 9.0%, 6/1/16 (144A)               2,700,000
12,870,000       Parallel Petroleum Corp., 10.25%, 8/1/14         12,612,600
                                                                 $27,592,538
                 Oil & Gas Refining & Marketing - 3.3 %
2,695,000        Aventine Renewable Energy, 10.0%, 4/1/17        $ 2,250,325
6,415,000        Frontier Oil Corp., 6.625%, 10/1/11               6,318,775
96,215,000       Tesoro Corp., 6.625%, 11/1/15                    93,569,088
12,655,000       Verasun Energy Corp., 9.375%, 6/1/17 (144A)      10,060,725
1,390,000        Verasun Energy Corp., 9.875%, 12/15/12 (b)        1,362,200
                                                                 $113,561,113
                 Oil & Gas Storage & Transporation - 1.1 %
39,559,000       Holly Energy Partners LP, 6.25%, 3/1/15         $35,800,895
                 Total Energy                                    $209,778,896
                 Materials - 13.6 %
                 Aluminum - 2.4 %
14,155,000  8.74 Noranda Aluminium Acquis, 0.0%, 5/15/15 (144A)  $10,757,800
78,603,000       Novelis, Inc., 7.25%, 2/15/15                    72,511,268
                                                                 $83,269,068
                 Commodity Chemicals - 6.6 %
51,475,000       Arco Chemical Co., 9.8%, 2/1/20                 $46,842,250
37,121,000       Georgia Gulf Corp., 10.75%, 10/15/16             24,035,848
63,699,000       Georgia Gulf Corp., 9.5%, 10/15/14 (b)           50,003,715
6,900,000        Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)    5,382,000
63,935,000       Millenium America, Inc., 7.625%, 11/15/26        45,393,850
53,500,000       Nova Chemicals Corp., 7.875%, 9/15/25            46,010,000
9,581,000        Nova Chemicals, Ltd., 6.5%, 1/15/12               8,814,520
                                                                 $226,482,183
                 Construction Materials - 0.2 %
5,318,000        Texas Industries, Inc., 7.25%, 7/15/13          $ 5,105,280
                 Metal & Glass Containers - 1.6 %
57,590,000       Crown Cork and Seal Co., Inc. 7.375%, 12/15/26  $51,543,050
1,810,000        Greif Brothers Corp., 6.75%, 2/1/17               1,724,025
                                                                 $53,267,075
                 Paper Packaging - 0.2 %
7,610,000        Graphic Packaging Co., 9.5%, 8/15/13            $ 7,191,450
                 Paper Products - 1.9 %
10,780,000       Abitibi-Consolidated, Inc., 8.85%, 8/1/30       $ 7,060,900
79,540,000       Bowater, Inc., 6.5%, 6/15/13                     57,467,650
                                                                 $64,528,550
                 Steel - 0.7 %
30,980,000       Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)$24,784,000
                 Total Materials                                 $464,627,606
                 Capital Goods - 13.2 %
                 Aerospace & Defense - 5.5 %
133,873,000      DRS Technologies, Inc., 6.875%, 11/1/13         $131,195,540
10,680,000       Esterline Technology, 6.625%, 3/1/17             10,626,600
46,080,000       Esterline Technology, 7.75%, 6/15/13             46,771,200
                                                                 $188,593,340
                 Construction & Farm Machinery & Heavy Trucks - 0.9 %
6,910,000        Allison Transmission, 11.0%, 11/1/15 (144A)     $ 5,804,400
10,450,000       Allison Transmission, 11.25%, 11/1/15 (144A)      8,464,500
16,250,000       Greenbrier Co., Inc., 8.375%, 5/15/15           $14,746,875
                                                                 $29,015,775
                 Electrical Component & Equipment - 2.4 %
37,940,000       Baldor Electric, 8.625%, 2/15/17                $36,801,800
6,635,000        Belden CDT, Inc., 7.0%, 3/15/17                   6,353,013
39,340,000       General Cable Corp., 7.125%, 4/1/17              37,471,350
                                                                 $80,626,163
                 Industrial Machinery - 3.5 %
22,430,000       Gardner Denver, Inc., 8.0%, 5/1/13 (144A)       $22,317,850
94,757,760       Mueller Industries, Inc., 6.0%, 11/1/14          84,926,642
14,380,000       Mueller Water Products, 7.375%, 6/1/17           12,223,000
                                                                 $119,467,492
                 Trading Companies & Distributors - 1.0 %
2,300,000        United Rentals NA, Inc., 6.5%, 2/15/12          $ 2,116,000
33,800,000       Wesco Distribution, Inc., 7.5%, 10/15/17         30,589,000
                                                                 $32,705,000
                 Total Capital Goods                             $450,407,770
                 Commercial Services & Supplies - 0.1 %
                 Diversified Commercial Services - 0.1 %
2,500,000        NCO Group, Inc., 11.875%, 11/15/14              $ 2,300,000
2,330,000   9.74 NCO Group, Inc., Floating Rate Note, 11/15/13     2,143,600
                                                                 $ 4,443,600
                 Total Commercial Services & Supplies            $ 4,443,600
                 Transportation - 0.2 %
                 Air Freight & Couriers - 0.2 %
7,675,000        Ceva Group Plc, 10.0%, 9/1/14 (144A)            $ 7,252,875
                 Railroads - 0.0 %
305,000          Kansas City Southern Mex, 7.375%, 6/1/14 (144A) $   289,750
                 Total Transportation                            $ 7,542,625
                 Consumer Durables & Apparel - 1.1 %
                 Footwear - 0.6 %
20,330,000       Brown Shoe Co., Inc., 8.75%, 5/1/12             $20,736,600
                 Housewares & Specialties - 0.5 %
21,175,000       Yankee Acquisition Corp., 9.75%, 2/15/17 (b)    $17,257,625
                 Total Consumer Durables & Apparel               $37,994,225
                 Media - 1.8 %
                 Advertising - 1.8 %
62,550,000       Interpublic Group, Inc., 7.25%, 8/15/11         $59,735,250
                 Total Media                                     $59,735,250
                 Retailing - 0.5 %
                 Automotive Retail - 0.4 %
15,405,000       Sonic Automotive, Inc., 8.625%, 8/15/13         $14,480,700
                 Specialty Stores - 0.1 %
1,355,000        Sally Holdings LLC, 10.5%, 11/15/16             $ 1,202,563
                 Total Retailing                                 $15,683,263
                 Food, Beverage & Tobacco - 0.2 %
                 Tobacco - 0.2 %
1,195,000        Alliance One International, Inc., 8.5%, 5/15/12 $ 1,111,350
4,675,000        Alliance One International, Inc., 10.375%, 10/15$ 4,698,375
                 Total Food, Beverage & Tobacco                  $ 5,809,725
                 Health Care Equipment & Services - 1.3 %
                 Health Care Equipment - 0.1 %
4,500,000        Bio-Rad Laboratories, Inc., 7.5%, 8/15/13       $ 4,545,000
                 Health Care Facilities - 0.7 %
9,565,000        Community Health Systems, 8.875%, 7/15/15       $ 9,624,781
15,920,000       Surgical Care Affiliates, 8.875%, 7/15/15 (144A) 13,532,000
                                                                 $23,156,781
                 Health Care Services - 0.4 %
13,785,000       Surgical Care Affiliates, 10.0%, 7/15/17 (144A) $11,717,250
                 Health Care Supplies - 0.1 %
4,225,000        Bausch & Lomb, Inc., 9.875%, 11/1/15 (144A)     $ 4,288,375
                 Total Health Care Equipment & Services          $43,707,406
                 Pharmaceuticals & Biotechnology - 2.0 %
                 Life Sciences Tools & Services - 0.2 %
8,690,000        Bio-Rad Laboratories, Inc., 6.125%, 12/15/14    $ 8,364,125
                 Pharmaceuticals - 1.8 %
62,710,000       Valeant Pharmaceuticals, 7.0%, 12/15/11         $60,358,375
                 Total Pharmaceuticals & Biotechnology           $68,722,500
                 Diversified Financials - 0.5 %
                 Multi-Sector Holding - 0.5 %
5,000,000        Leucadia National, 7.125%, 3/15/17 (144A)         4,712,500
12,265,000       Leucadia National,  8.125%, 9/15/15              12,203,675
                                                                 $16,916,175
                 Total Diversified Financials                    $16,916,175
                 Insurance - 1.5 %
                 Insurance Brokers- 0.5 %
19,710,000       Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)    $18,428,850
                 Property & Casualty Insurance - 0.4 %
14,960,000 14.00 MBIA INC Floating Rate Note, 1/15/33  (144A)    $13,987,600
                 Reinsurance - 0.6 %
2,500,000   9.02 Blue Financial, Ltd., Floating Rate Note, 4/10/1$ 2,495,250
2,700,000   9.01 Foundation RE, Ltd., Floating Rate Note, 11/24/08 2,643,030
1,675,000  14.16 Globecat, Ltd., Cat Bond Floating Rate Note, 1/2  1,672,655
625,000    10.91 Globecat, Ltd., Cat Bond Floating Rate Note, 1/2    626,375
790,000     9.63 Newton Re, Ltd., Cat Bond Floating Rate Note, 12    790,079
1,150,000  11.93 Newton Re, Ltd., Cat Bond Floating Rate Note, 12  1,144,480
950,000    15.12 Redwood Capital, Ltd., Cat Bond Floating Rate No    963,300
3,000,000   8.43 Redwood Capital X, Ltd., CAT Bond Floating Rate   3,000,300
2,550,000   9.48 Redwood Capital X, Ltd., CAT Bond Floating Rate   2,550,510
3,400,000  13.57 Residential Rein 2005 Cat Bond Floating Rate Not  3,397,960
                                                                 $19,283,939
                 Total Insurance                                 $51,700,389
                 Real Estate - 7.6 %
                 Real Estate Management & Development - 5.3 %
91,800,000       Forest City Enterprises, 6.5%, 2/1/17           $82,620,000
102,985,000      Forest City Enterprises, 7.625%, 6/1/15          98,865,600
                                                                 $181,485,600
                 Real Estate Investment Trusts - 1.5 %
56,449,000       BF Saul Real Estate Investment Trust, 7.5%, 3/1/$51,933,080
                 Retail Real Estate Investment Trusts - 0.8 %
28,500,000       Rouse Co. LP, 6.75%, 5/1/13 (144A)              $26,999,333
                 Total Real Estate                               $260,418,013
                 Software & Services - 1.2 %
                 Data Processing & Outsourced Services - 1.2 %
44,405,000       First Data Corp., 9.875%, 9/24/15 (144A)        $39,298,425
                 Total Software & Services                       $39,298,425
                 Technology Hardware & Equipment - 2.9 %
                 Communications Equipment - 0.9 %
22,340,000       Corning, Inc., 8.875%, 8/16/21                  $29,114,828
                 Electronic Equipment & Instruments - 0.3 %
12,856,000       Itron, Inc., 7.75%, 5/15/12                     $12,438,180
                 Technology Distributors - 1.7 %
42,733,000       Anixter International Corp., 5.95%, 3/1/15      $38,352,868
19,327,000       Arrow Electronic, Inc., 7.5%, 1/15/27            20,541,509
                                                                 $58,894,377
                 Total Technology Hardware & Equipment           $100,447,385
                 Utilities - 4.4 %
                 Electric Utilities - 1.9 %
6,908,000        Allegheny Energy Supply, 7.8%, 3/15/11          $ 7,253,400
25,445,000       Allegheny Energy Supply, 8.25%, 4/15/12 (144A)   27,226,150
8,400,000        Allegheny Generating Co., 6.875%, 9/1/23          8,316,000
19,000,000       Intergen NV, 9.0%, 6/30/17                       19,807,500
                                                                 $62,603,050
                 Independent Power Producer & Energy Traders - 1.9 %
1,250,000        NRG Energy, Inc., 7.25%, 2/1/14                 $ 1,217,188
38,652,000       NRG Energy, Inc., 7.375%, 1/15/17                37,444,125
27,435,000       TXU Energy Co., 10.25%, 11/1/15                  26,954,888
                                                                 $65,616,201
                 Multi-Utilities - 0.7 %
23,120,000       CMS Energy Corp., 6.875%, 12/15/15               23,311,041
                                                                 $23,311,041
                 Total Utilities                                 $151,530,292
                 TOTAL CORPORATE BONDS                           $1,988,763,545
                 (Cost  $2,166,997,358)

                 MUNICIPAL BOND - 0.3 %
                 Commercial Services & Supplies - 0.3 %
                 Environmental & Facilities Services - 0.3 %
10,000,000 10.30 Ohio Air Quality Development, Floating Rate Note$ 9,570,000
                 Total Commercial Services & Supplies            $ 9,570,000
                 TOTAL MUNICIPAL BOND                            $ 9,570,000
                 (Cost  $10,000,000)

                 SENIOR FLOATING RATE LOAN INTERESTS - 2.8 % **
                 Energy - 0.2 %
                 Oil & Gas Exploration & Production - 0.2 %
5,700,000   8.94 Venoco, Inc., 2nd Lien Term Loan, 5/7/14        $ 5,443,500
                 Total Energy                                    $ 5,443,500
                 Capital Goods - 0.0 %
                 Construction & Farm Machinery & Heavy Trucks - 0.0 % 500,000 8.50 Accuride Corp., Term Advance Loan, 1/31/12 $ 482,188
                 Total Capital Goods                             $   482,188
                 Transportation - 0.1 %
                 Logistics - 0.1 %
828,244     4.73 Ceva Group Plc, Additional Pre-funded Loan, 11/4$   807,538
2,514,625   8.09 Ceva Group Plc, U.S. Term Loan, 11/4/13           2,451,760
                                                                 $ 3,259,298
                 Total Transportation                            $ 3,259,298
                 Consumer Services - 0.6 %
                 Casinos & Gaming - 0.6 %
11,929,167 7.23 Gateway Casinos & Entertainment, Term Advance Lo$10,587,135 2,385,833 7.23 Gateway Casinos & Entertainment, Delayed Draw Lo 2,117,427 10,000,000 10.23 Gateway Casinos & Entertainment, Advance 2nd Lie 8,500,000
                                                                 $21,204,562
                 Total Consumer Services                         $21,204,562
                 Health Care Equipment & Services - 0.4 %
                 Health Care Supplies - 0.4 %
15,000,000  9.09 IM U.S. Holdings LLC, Term Loan, 6/26/15        $14,062,500
                 Total Health Care Equipment & Services          $14,062,500
                 Insurance - 0.7 %
                 Insurance Brokers - 0.5 %
5,386,500   7.83 Alliant Holdings I, Inc., Term Loan, 8/21/14    $ 5,090,243
1,683,660   6.07 HUB International Holdings, Delayed Draw Term Lo  1,515,294
7,478,758   7.33 HUB International Holdings, Initial Term Loan, 6  6,730,882
5,522,250   7.58 USI Holdings Corp., Tranche B Term Loan, 4/30/14  5,121,887
                                                                 $18,458,306
                 Multi-Line Insurance - 0.2 %
6,940,125   7.81 AmWins Group, Inc., Initial Term Loan, 6/11/13  $ 5,552,100
                 Total Insurance                                 $24,010,406
                 Utilities - 0.8 %
                 Independent Power Producer & Energy Traders - 0.8 % 9,502,152 6.48 NRG Energy, Inc., Credit-Linked Loan, 2/1/13 $ 8,752,670
20,580,972  6.58 NRG Energy, Inc., Term Loan, 2/1/13              18,957,648
                                                                 $27,710,318
                 Total Utilities                                 $27,710,318
                 TOTAL SENIOR FLOATING RATE LOAN INTERESTS       $96,172,772
                 (Cost  $105,448,557)

  Shares
                 CONVERTIBLE PREFERRED STOCKS - 6.3 %
                 Materials - 4.1 %
                 Diversified Metals & Mining - 4.1 %
71,215           Freeport-MC Copp., 5.5%, 12/31/49               $139,563,596
                 Total Materials                                 $139,563,596
                 Capital Goods - 0.6 %
                 Electrical Component & Equipment - 0.6 %
68,400           General Cable Corp., 5.75%, 11/24/13            $19,981,350
                 Total Capital Goods                             $19,981,350
                 Banks - 0.8 %
                 Thrifts & Mortgage Finance - 0.8 %
726,432          Sovereign Cap Trust IV, 4.375%, 3/1/34          $26,787,180
                 Total Banks                                     $26,787,180
                 Utilities - 0.8 %
                 Multi-Utilities - 0.8 %
337,300          CMS Energy Corp., 4.5%, 12/31/49                $27,827,250
                 Total Utilities                                 $27,827,250
                 TOTAL CONVERTIBLE PREFERRED STOCKS              $214,159,376
                 (Cost  $126,676,188)

                 PREFERRED STOCKS - 0.4 %
                 Real Estate - 0.4 %
                 Real Estate Management & Development - 0.4 %
667,700          Forest City Enterprises, 7.375%, 2/1/34         $14,963,157
                 Total Real Estate                               $14,963,157
                 TOTAL PREFERRED STOCKS                          $14,963,157
                 (Cost  $17,060,964)

                 COMMON STOCKS - 13.8 %
                 Energy - 1.1 %
                 Integrated Oil & Gas - 0.1 %
159,470          Sandridge Energy, Inc. * (b)                    $ 4,852,672
                 Oil & Gas Refining & Marketing - 1.0 %
654,400          Tesoro Petroleum Corp.                          $25,554,320
156,700          Valero Energy Corp.                               9,275,073
                                                                 $34,829,393
                 Total Energy                                    $39,682,065
                 Materials - 1.9 %
                 Construction Materials - 0.9 %
512,294          Texas Industries, Inc. (b)                      $29,031,701
                 Diversified Metals & Mining - 0.2 %
2,600,200        Polyment Mining Corp. * (b)                     $ 7,410,570
                 Gold - 0.4 %
242,200          Barrick Gold Corp.                              $12,470,878
                 Specialty Chemicals - 0.4 %
679,617          RPM, Inc.                                       $14,706,912
                 Total Materials                                 $63,620,061
                 Capital Goods - 2.8 %
                 Building Products - 0.6 %
523,695          Lennox International, Inc.                      $19,460,506
                 Construction & Farm Machinery & Heavy Trucks - 0.3 %
1,015,400        Commercial Vehicle Group, Inc. *                $10,154,000
                 Electrical Component & Equipment - 1.1 %
283,400          Cooper Industries, Inc.                         $12,622,636
428,600          General Cable Corp. *                            24,863,086
                                                                 $37,485,722
                 Industrial Machinery - 0.8 %
289,700          ESCO Electronics Corp. * (b)                    $10,860,853
297,600          ITT Corp.                                        17,686,368
                                                                 $28,547,221
                 Total Capital Goods                             $95,647,449
                 Retailing - 0.3 %
                 Department Stores - 0.3 %
189,700          J.C. Penney Co., Inc.                           $ 8,993,677
                 Total Retailing                                 $ 8,993,677
                 Food, Beverage & Tobacco - 0.3 %
                 Tobacco - 0.3 %
135,900          Reynolds American, Inc.                         $ 8,606,547
                 Total Food, Beverage & Tobacco                  $ 8,606,547
                 Pharmaceuticals & Biotechnology - 2.0 %
                 Biotechnology - 0.3 %
681,800          PDL BioPharma, Inc. *                           $10,179,274
                 Life Sciences Tools & Services - 1.7 %
268,400          Bio-Rad Laboratories, Inc. *                    $25,554,364
639,700          Thermo Fisher Scientific, Inc. *                 32,938,153
                                                                 $58,492,517
                 Total Pharmaceuticals & Biotechnology           $68,671,791
                 Real Estate - 1.4 %
                 Mortgage Real Estate Investment Trusts - 0.5 %
947,100          Annaly Capital Management, Inc.                 $18,676,812
                 Office Real Estate Investment Trusts - 0.2 %
191,100          Mack-Cali Realty Corp.                          $ 6,787,872
                 Retail Real Estate Investment Trusts - 0.7 %
614,133          General Growth Pro TLB SC                       $22,428,137
                 Total Real Estate                               $47,892,821
                 Technology Hardware & Equipment - 1.1 %
                 Communications Equipment - 0.1 %
94,500           CommScope, Inc. *                               $ 4,191,075
                 Computer Storage & Peripherals - 0.3 %
411,100          Network Appliance, Inc. *                       $ 9,545,742
                 Electronic Equipment & Instruments - 0.4 %
188,600          Itron, Inc. * (b)                               $15,540,640
                 Electronic Manufacturing Services - 0.3 %
290,100          Tyco Electronics, Ltd.                          $ 9,808,281
                 Total Technology Hardware & Equipment           $39,085,738
                 Semiconductors - 0.1 %
                 Semiconductor Equipment - 0.1 %
100,000          FEI Co. * (b)                                   $ 2,266,000
                 Total Semiconductors                            $ 2,266,000
                 Telecommunication Services - 0.1 %
                 Alternative Carriers - 0.1 %
434,700          Paetec Holding Corp. *                          $ 4,133,997
                 Total Telecommunication Services                $ 4,133,997
                 Utilities - 2.7 %
                 Gas Utilities - 0.7 %
118,200          Questar Corp.                                   $ 6,017,562
618,000          Southern Union Co.                               16,797,240
                                                                 $22,814,802
                 Independent Power Producer & Energy Traders - 1.5 %
1,356,500        NRG Energy, Inc. *                              $52,347,335
                 Multi-Utilities - 0.5 %
166,700          Public Service Enterprise Group, Inc.           $16,003,200
                 Total Utilities                                 $91,165,337
                 TOTAL COMMON STOCKS                             $469,765,483
                 (Cost  $395,873,427)

                 TEMPORARY CASH INVESTMENTS - 3.8 %
                 Repurchase Agreement - 2.0 %
66,950,000       Bank of America Corp., 2.94%, dated 1/31/08, repurchase price of $66,950,000 plus accrued interest on 2/1/08 collateralized by
                 the following:

                     $35,667,008  Freddie Mac Giant, 5.0%, 7/1/35
                     $15,632,047  Freddie Mac Giant, 5.5%, 5/1/37
                     $17,628,516 Federal National Mortgage Association, 6.0%, 10/1/37
                     $5,754,550  U.S. Treasury Inflation Index, 3$66,950,000

                 Security Lending Collateral - 1.8 %
63,080,863       Securities Lending Investment Fund, 4.18%       $63,080,863

                 TOTAL TEMPORARY CASH INVESTMENTS                $130,030,863
                 (Cost  $130,030,863)
                 TOTAL INVESTMENT IN SECURITIES - 99.6 %         $3,396,060,692
                 (Cost  $3,466,403,828)(a)
                 OTHER ASSETS AND LIABILITIES - 0.4 %            $13,783,031
                 TOTAL NET ASSETS - 100.0 %                      $3,409,843,723

         *       Non-income producing security.

       PIK       Represents a pay in kind security.

    (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2008, the value of these securities amounted to $484,687,393 or 14.2% of total net assets.

        ** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
                 Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

       (a) At January 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $3,470,541,228 was as follows:

                 Aggregate gross unrealized gain for all investments
                 in which there is an excess of value over tax co    478,966,356

                 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over valu
(553,446,892)

                 Net unrealized loss
(74,480,536)

       (b) At January 31, 2008, the following securities were out on loan:

  Shares                             Security                       Value
   189,900       ESCO Electronics Corp. *                        $7,123,149
    32,600       FEI Co. *                                          738,716
   141,450       Itron, Inc. *                                    11,655,480
   268,800       Polyment Mining Corp. *                            752,640
   119,602       Sandridge Energy, Inc. *                         3,639,489
   380,277       Texas Industries, Inc.                           21,641,564
 Principal
Amount ($)
17,848,800       Georgia Gulf Corp., 9.5%, 10/15/14               14,332,087
 1,042,500       Verasun Energy Corp., 9.875%, 12/15/12           1,034,804
 1,065,000       Yankee Acquisition Corp., 9.75%, 2/15/17           915,855
                 Total                                           $61,833,784

       (c)       Debt obligation with a variable interest rate.
                 Rate shown is rate at period end.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2008

* Print the name and title of each signing officer under his or her signature.